IFRS 7 Disclosures - Summary of Potential Impact on Net Income Attributed to Shareholders Arising from Changes to Spreads (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
+50bp [member] | Corporate spreads [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	$ 0	$ 500
-50bp [member] | Corporate spreads [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(100)	(600)
-10% [member] | Alternative Long-Duration Asset Performance Risk [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(2,900)	(3,300)
-10% [member] | Alternative Long-Duration Asset Performance Risk [member] | Real estate, agriculture and timber assets [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(1,300)	(1,400)
-10% [member] | Alternative Long-Duration Asset Performance Risk [member] | Private equities and other ALDA [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(1,600)	(1,900)
10% [member] | Alternative Long-Duration Asset Performance Risk [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	2,800	3,200
10% [member] | Alternative Long-Duration Asset Performance Risk [member] | Real estate, agriculture and timber assets [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	1,300	1,400
10% [member] | Alternative Long-Duration Asset Performance Risk [member] | Private equities and other ALDA [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	$ 1,500	$ 1,800